Vista Outdoor Inc. - 10-Q Commitments and Contingencies (Narrative) (Details) - Vista Outdoor Inc. - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Entity Information [Line Items]
Liability for environmental remediation	$ 505	$ 280	$ 717
Commitments for minimum lease payments under non-cancelable operating leases	$ 169,681	$ 176,314